Included in Profit Before Royalties and Taxation	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Included in Profit Before Royalties and Taxation
7.	INCLUDED IN PROFIT BEFORE ROYALTIES AND TAXATION ARE THE FOLLOWING:

	UNITED STATES DOLLAR
	2017	2016	2015
Operating lease charges[1]	(2.4)	(2.8)	(2.7)
Regulatory legal fees[1]	—	—	(0.1)
Profit on buy-back of notes[1]	—	17.7	—
Social contributions and sponsorships[1]	(19.6)	(19.3)	(12.2)
Global compliance costs[1]	—	(0.1)	(3.6)
Rehabilitation income - continuing operations[1]	13.5	9.7	14.6
Rehabilitation income - discontinued operations[1]	—	0.2	0.5

1	Included under “Other costs, net” in the consolidated income statement.